PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Allowance for Doubtful Accounts	$ 984,437	$ 13,992
Inventory Reserve	219,474
Deferred Rent	18,978	25,995
Accrued Expenses	131,916
Operating Lease Liabilities	606,718
Non-qualified Stock Options	809,992	572,999
Loss on Disposal of Subsidiary	1,720,979
Operating Losses	19,488,540	5,937,406
Other		6,130
Total Deferred Tax Assets	23,981,034	6,556,522
Valuation Allowance	(22,495,563)	(6,510,405)
Net Deferred Tax Assets	1,485,471	46,117
Deferred Tax Liabilities:
Contingent Consideration	(1,203,039)
Property, Plant & Equipment	(937,801)	(1,273,724)
Right-of-Use Assets	(598,774)
State Taxes	(76,672)
Other		(192,976)
Total Deferred Tax Liabilities	(2,816,286)	(1,466,700)
Net Deferred Tax Liabilities.	$ (1,330,815)	$ (1,420,583)